Warrants (May Investors) (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 30, 2009
Class of Warrant or Right [Line Items]
Exercise price of warrants (in usd per share)	$ 10.00
Arrearage on dividend payments	$ 102
Series C Preferred Stock
Class of Warrant or Right [Line Items]
Preferred stock, dividend rate, percentage	9.00%	9.00%
May Investors
Class of Warrant or Right [Line Items]
Warrants exercised to purchase Common Stock (shares)	0	72,945
Common Stock issued (shares)		42,101
Warrants outstanding (shares)	615,962	615,962
Exercise price of warrants (in usd per share)	$ 10	$ 10.00
Warrant liabilities	$ 9	$ 8	$ 6
Troubled Asset Relief Program
Class of Warrant or Right [Line Items]
Exercise price of warrants (in usd per share)		$ 62.00		$ 62.00
Warrants to purchase Common Stock issued (shares)		645,138		645,138
Arrearage on dividend payments		$ 86